Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions

Note 13. Related Party Transactions

The Company entered into a consulting and technology development agreement with an entity in which the Company’s former CEO has a material interest. Payments made to the entity totaled $101,910 and $393,260 for the three and six months ended June 30, 2020, respectively. There were no payments to the entity during the six months ended June 30, 2021.

In March 2020, Brainyspace LLC, an entity affiliated with Lev Khasis, a co-founder of the Company, contributed 10,000,000 shares of Class B Common Stock back to the Company. In conjunction with the contribution, the Company agreed that if it re-hires Mr.Khasis within a specified time period, that he will receive an option to purchase 5,000,000 shares (on a pre-Business Combination basis), subject to the approval of the board. The Company has determined it will not re-hire Mr. Khasis so it will not be obligated to issue the option.

Note 13. Related Party Transactions

The Company paid $187,500 in consulting fees to its former Chief Executive Officer (CEO) for the year ended December 31, 2019. The consulting fees were earned in lieu of regular payroll and were approved by the Board.

For the year ended December 31, 2019, the Company purchased intangible assets consisting of intellectual property totaling $180,000 from an entity where the Company’s prior Chief Technology Officer was also the Chief Executive Officer.

The Company entered into a consulting and technology development agreement with an entity in which the Company’s former CEO has a material interest. Payments made to the entity totaled $502,117 for the year ended December 31, 2020.

In March 2020, a related entity of a co-founder of the Company contributed 10,000,000 shares of Class B Common Stock back to the Company. In conjunction with the contribution, the Company agreed that if it re-hires the co-founder within a specified time period, that co-founder will receive an option to purchase 5,000,000 shares (on a pre-Business Combination basis), subject to the approval of the Board.

Stable Road Acquisition Corp [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In June 2019, the Sponsor purchased 4,312,500 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares will automatically convert into shares of Class A common stock at the time of a Business Combination, or earlier at the option of the holders, on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares included up to 562,500 shares subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding Placement Shares included in the Placement Units). As a result of the underwriter’s election to fully exercise its over-allotment option, the 562,500 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On July 13, 2021, the Sponsor agreed to relinquish 250,000 Founder Shares pursuant to a settlement with the SEC (see Note 9, Subsequent Events).

Related Party Loans

On June 28, 2019, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. Borrowings outstanding under the Promissory Note of $222,725 were repaid upon the consummation of the Initial Public Offering on November 13, 2019. The funds from the Promissory Note are no longer available to the Company.

Promissory Notes

On February 12, 2021, the Sponsor and an unrelated party each provided $300,000 in non-interest-bearing promissory notes for an aggregate balance of $600,000 that is payable at the consummation of a business combination. On June 25, 2021, the Sponsor and an unrelated party each provided an additional $21,500 in non-interest-bearing promissory notes for an aggregate balance of $43,000 that is payable at the consummation of a business combination. As of June 30, 2021, the full balance of $643,500 of the notes remains unpaid. Borrowings under the Promissory Notes are no longer available.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit. The units would be identical to the Placement Units. There were no outstanding borrowings under the Working Capital Loans as of June 30, 2021.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on November 8, 2019 through the earlier of the Company’s consummation of a Business Combination or its liquidation, the Company will pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and administrative support. In January 2021, the Sponsor forgave the accrued administrative fees accrued at December 31, 2020 of $30,000 and agreed to not collect any fees for the six months ended June 30, 2021. As such, no administrative fees were incurred in 2021.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In June 2019, the Sponsor purchased 4,312,500 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares will automatically convert into shares of Class A common stock at the time of a Business Combination, or earlier at the option of the holders, on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares included up to 562,500 shares subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding Placement Shares included in the Placement Units). As a result of the underwriter’s election to fully exercise its over-allotment option, the 562,500 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on November 8, 2019 through the earlier of the Company’s consummation of a Business Combination or its liquidation, the Company will pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and administrative support. For the year ended December 31, 2020 and the period from May 28, 2019 (inception) to December 31, 2019, the Company incurred $120,000 and $20,000 in fees for these services, respectively, of which $30,000 and $20,000, are included in accrued expenses in the accompanying consolidated balance sheets at December 31, 2020 and 2019, respectively.

Related Party Loans

On June 28, 2019, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. Borrowings outstanding under the Promissory Note of $222,725 were repaid upon the consummation of the Initial Public Offering on November 13, 2019.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit. The units would be identical to the Placement Units. There were no outstanding borrowings under the Working Capital Loans as of December 31, 2020 and 2019.